Marketable debt securities - Changes in Bonds and Debentures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	€ 190,314	€ 149,398
Balance at year-end	187,909	190,314	€ 149,398
Debt instruments liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	217,966	228,869
Balance at year-end	246,619	217,966	228,869
Debt instruments liability | Bonds and debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of year	176,719	183,278	182,073
Net inclusion of entities in the Group		11,426	1,009
Issues	68,306	62,260	57,012
Repurchases or redemptions	(48,319)	(66,871)	(59,036)
Exchange rate and other adjustments	(1,208)	(13,374)	2,219
Balance at year-end	195,498	176,719	183,278
Debt instruments liability | Bonds and debentures | Banco Popular Espanol, S.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group		11,426
Debt instruments liability | Bonds and debentures | Banca PSA Italia S.P.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			500
Repurchases or redemptions	(600)
Debt instruments liability | Bonds and debentures | PSA Bank Deutschland GmbH
Reconciliation of changes in fair value measurement, liabilities [abstract]
Net inclusion of entities in the Group			497
Debt instruments liability | Bonds and debentures | Banco Santander (Brasil) S.A
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	16,422	16,732	7,699
Repurchases or redemptions	(14,802)	(23,187)	(7,579)
Debt instruments liability | Bonds and debentures | Santander Consumer USA Holdings Inc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	15,627	11,242	11,699
Repurchases or redemptions	(11,939)	(10,264)	(11,166)
Debt instruments liability | Bonds and debentures | Grupo Santander UK
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	14,984	7,625	12,815
Repurchases or redemptions	(6,800)	(13,303)	(13,163)
Debt instruments liability | Bonds and debentures | Santander Consumer Finance, S.A.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	3,605	2,508	4,567
Repurchases or redemptions	(2,366)	(1,618)	(4,117)
Debt instruments liability | Bonds and debentures | Banco Santander - Chile
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,483	579	3,363
Repurchases or redemptions	(204)	(1,442)	(516)
Debt instruments liability | Bonds and debentures | Santander Consumer Bank A.S.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,342	1,117	1,537
Repurchases or redemptions	(1,268)	(337)	(710)
Debt instruments liability | Bonds and debentures | Santander Holding USA, Inc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	1,210	4,133	2,798
Repurchases or redemptions	(903)	(759)	(1,786)
Debt instruments liability | Bonds and debentures | PSA Banque France
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	716	1,032
Debt instruments liability | Bonds and debentures | Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	560	118	1,840
Repurchases or redemptions	(579)	(224)	(1,453)
Debt instruments liability | Bonds and debentures | Santander Consumer Bank AG
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues		749
Debt instruments liability | Bonds and debentures | PSA Financial Services, Spain, EFC, SA
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues			726
Debt instruments liability | Bonds and debentures | SCF Rahoituspalvelut KIMI VI DAC
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues		635
Debt instruments liability | Bonds and debentures | Auto ABS French Lease Master Compartiment 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues			635
Debt instruments liability | Bonds and debentures | Banco Santander Totta SA
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues		1,999
Repurchases or redemptions	(41)	(998)	(856)
Debt instruments liability | Bonds and debentures | Santander International Products, Plc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Repurchases or redemptions	(491)	(310)	(332)
Debt instruments liability | Bonds and debentures | Santander Bank, National Association
Reconciliation of changes in fair value measurement, liabilities [abstract]
Repurchases or redemptions		(886)
Banco Santander S.A. | Debt instruments liability | Bonds and debentures
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issues	7,683	10,712	6,385
Repurchases or redemptions	€ (4,752)	€ (9,956)	€ (12,837)